Document And Entity Information	12 Months Ended
Apr. 30, 2023 shares
Document Information Line Items
Entity Registrant Name	Earlyworks Co., Ltd.
Document Type	20-F/A
Current Fiscal Year End Date	--04-30
Entity Common Stock, Shares Outstanding	15,039,400
Amendment Flag	true
Amendment Description	Earlyworks Co., Ltd. (the “Company”) is filing this Amendment No. 1 (this “Amendment No. 1”) to its Annual Report on Form 20-F for the fiscal year ended April 30, 2023, as originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on September 15, 2023 (the “Original Annual Report”), solely for the purpose of amending and restating in its entirety “Item 15. Controls and Procedures” in the Original Annual Report in response to a comment from the staff of the SEC.This Amendment No. 1 speaks as of the date of the Original Annual Report. Other than as set forth above, this Amendment No. 1 does not, and does not purport to, amend, update or restate in any way the financial statements or any other item contained in the Original Annual Report as originally filed with the SEC. As a result, this Amendment No. 1 does not reflect any events that may have occurred after the filing of the Original Annual Report on September 15, 2023. Accordingly, this Amendment No. 1 should be read in conjunction with the Original Annual Report and the Company’s other filings with, and reports furnished to, the SEC subsequent to September 15, 2023.As required by Rule 12b-15 of the Exchange Act, the Company is filing or furnishing the certifications required under Section 302 and Section 906 of the Sarbanes-Oxley Act of 2002 as exhibits to this Amendment No. 1.
Entity Central Index Key	0001944399
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Apr. 30, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41752
Entity Incorporation, State or Country Code	M0
Entity Address, Address Line One	5-7-11
Entity Address, Address Line Two	Ueno
Entity Address, Address Line Three	Taito-ku
Entity Address, City or Town	Tokyo
Entity Address, Country	JP
Entity Address, Postal Zip Code	110-0005
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Name	WWC, P.C.
Auditor Location	San Mateo, California
Auditor Firm ID	1171
Business Contact
Document Information Line Items
Entity Address, Address Line One	5-7-11
Entity Address, Address Line Two	Ueno
Entity Address, Address Line Three	Taito-ku
Entity Address, City or Town	Tokyo
Entity Address, Country	JP
Entity Address, Postal Zip Code	110-0005
Contact Personnel Name	Satoshi Kobayashi
City Area Code	81
Local Phone Number	03-5614-0978
Contact Personnel Email Address	satoshi-k@e-arly.works
American depositary shares, each representing one ordinary share
Document Information Line Items
Trading Symbol	ELWS
Title of 12(b) Security	American depositary shares, each representing one ordinary share
Security Exchange Name	NASDAQ
Ordinary Shares
Document Information Line Items
Trading Symbol	ELWS
Title of 12(b) Security	Ordinary shares
Security Exchange Name	NASDAQ